May 1, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:	Thrivent Variable Insurance Account A 1933 Act File No. 333-76152 1940 Act File No. 811-08174
Commissioners:
Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify, on behalf of the above-named registrant (“Registrant”), that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent registration statement filed on April 27, 2020.
Please direct any comments or questions concerning the foregoing to me at (920) 628-4045.
Respectfully,
/s/Heather J. Thenell
Heather J. Thenell
Director, Senior Counsel